SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2021
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS
NOTE 8 - SUBSEQUENT EVENTS

a.
In July and August 2021, the Company issued 440,463 ordinary shares for net proceeds of $2.5 million at a weighted average price of $5.84 per ordinary share through the Company’s Second ATM Program established in May 2021.

b.	In July 2021, a former employee exercised 20,257 options into 20,257 ordinary shares of the Company for a total consideration of $51 thousand at a weighted average price of $2.53.